Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2024
Statement of compliance
Schedule of error in convertible bond classification

		As reported on		As revised on
		30 June 2023	Revision	30 June 2023
for the year ended 30 June	Note	Rm	Rm	Rm
Statement of financial position
Long–term debt	13	94 304	(11 985)	82 319
Long–term financial liabilities	36	2 235	(1 302)	933
Non-current liabilities		143 554	(13 287)	130 267
Short–term debt	15	31 758	11 985	43 743
Short–term financial liabilities	36	1 162	1 302	2 464
Current liabilities		88 758	13 287	102 045